Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI MONEY MARKET FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
THE GABELLI U.S. TREASURY MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income consistent with the preservation of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA, Class A, or Class C shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you pay the maximum contingent deferred sales charge (you had exchanged into the Fund when you were still subject to a deferred sales charge (for Class A and Class C shares only)), and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 99.5% of its total assets in cash, U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury strips ("U.S. Treasury Obligations"), and repurchase agreements that are collateralized fully by such obligations or cash and at least 80% of its net assets in U.S. Treasury Obligations and repurchase agreements that are collateralized fully by such obligations. Currently, the Fund invests exclusively in such U.S. Treasury Obligations.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Within these requirements, the Fund will seek to maintain a net asset value of $1.00 per share. Other requirements pertain to the maturity, liquidity, and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. In addition, the dollar-weighted average maturity for all securities contained in the Fund is required to be sixty days or less. The Fund will also limit its dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset date) to 120 days.

The Fund qualifies as a "government money market fund," as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. "Government money market funds" are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the Fund's Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, the Fund's Board of Trustees has elected not to do so at this time.

		The Manager may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity and (ii) redemption requests.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may want to invest in the Fund if:
  you desire a fund with lower expenses than the average U.S. Treasury money market fund you seek stability of principal more than growth of capital or high current income you seek income free from state and local taxes
  you intend to exchange into other Gabelli sponsored mutual funds
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. The following are the principal risks that could reduce the Fund's income level and/or share per price:
  Credit Risk.    The risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease.
  Interest Rate Risk.    This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets and could impair the Fund's ability to maintain a stable net asset value. Given the historically low interest rate environment, risks associated with rising rates are heightened.
  Liquidity Risk.    When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the Fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the Fund may impair the Fund's ability to maintain a stable net asset value.
  U.S. Treasury Securities Risk.    A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing the Fund’s average annual returns for one year, five years, and ten years. For current 7 day yield information on the Fund, call 800-GABELLI (800-422-3554). As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing the Fund’s average annual returns for one year, five years, and ten years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI U.S. TREASURY MONEY MARKET FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* Previously, the bar chart for Class A shares was shown, as Class AAA shares were offered in a separate prospectus. Class AAA shares are being shown as they are the oldest class.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the calendar years shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended December 31, 2006), and the lowest return for a quarter was 0.00% (quarter ended September 30,2015).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2015)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown for Class A and Class C shares prior to their actual inception dates are those of the Class AAA shares of the Fund. All classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-GABELLI (800-422-3554)
THE GABELLI U.S. TREASURY MONEY MARKET FUND | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	5.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Closeout Fee	rr_MaximumAccountFee	$ 5.00
Management Fees	rr_ManagementFeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.11%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.08%	[1]
1 Year	rr_ExpenseExampleYear01	$ 13
3 Years	rr_ExpenseExampleYear03	37
5 Years	rr_ExpenseExampleYear05	64
10 Years	rr_ExpenseExampleYear10	143
1 Year	rr_ExpenseExampleNoRedemptionYear01	8
3 Years	rr_ExpenseExampleNoRedemptionYear03	32
5 Years	rr_ExpenseExampleNoRedemptionYear05	59
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 138
2006	rr_AnnualReturn2006	4.74%	[2]
2007	rr_AnnualReturn2007	4.74%	[2]
2008	rr_AnnualReturn2008	2.08%	[2]
2009	rr_AnnualReturn2009	0.22%	[2]
2010	rr_AnnualReturn2010	0.07%	[2]
2011	rr_AnnualReturn2011	0.02%	[2]
2012	rr_AnnualReturn2012	0.02%	[2]
2013	rr_AnnualReturn2013	0.01%	[2]
2014	rr_AnnualReturn2014	none	[2]
2015	rr_AnnualReturn2015	0.01%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.01%
Past Ten Years	rr_AverageAnnualReturnYear10	1.17%
THE GABELLI U.S. TREASURY MONEY MARKET FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	5.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Closeout Fee	rr_MaximumAccountFee	$ 5.00
Management Fees	rr_ManagementFeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.11%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.08%	[1]
1 Year	rr_ExpenseExampleYear01	$ 13
3 Years	rr_ExpenseExampleYear03	37
5 Years	rr_ExpenseExampleYear05	64
10 Years	rr_ExpenseExampleYear10	143
1 Year	rr_ExpenseExampleNoRedemptionYear01	8
3 Years	rr_ExpenseExampleNoRedemptionYear03	32
5 Years	rr_ExpenseExampleNoRedemptionYear05	59
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 138
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.01%
Past Ten Years	rr_AverageAnnualReturnYear10	1.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 14, 2008
THE GABELLI U.S. TREASURY MONEY MARKET FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	5.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Closeout Fee	rr_MaximumAccountFee	$ 5.00
Management Fees	rr_ManagementFeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.11%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.08%	[1]
1 Year	rr_ExpenseExampleYear01	$ 113
3 Years	rr_ExpenseExampleYear03	37
5 Years	rr_ExpenseExampleYear05	64
10 Years	rr_ExpenseExampleYear10	143
1 Year	rr_ExpenseExampleNoRedemptionYear01	8
3 Years	rr_ExpenseExampleNoRedemptionYear03	32
5 Years	rr_ExpenseExampleNoRedemptionYear05	59
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 138
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.01%
Past Ten Years	rr_AverageAnnualReturnYear10	1.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 14, 2008

[1]	Gabelli Funds, LLC (the "Manager") has contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding contingent deferred sales loads (for Class A and Class C shares only), interest, acquired fund fees and expenses, taxes, and extraordinary expenses) at no more than 0.08% of the Fund's average daily net assets for Class AAA, Class A, and Class C shares. This arrangement is in effect through January 31, 2017. Thereafter, this arrangement will renew automatically for an additional one-year period unless the Fund's Board of Trustees or the Manager provides the other with written notice of termination at least sixty days prior to the expiration of the then current term.
[2]	Previously, the bar chart for Class A shares was shown, as Class AAA shares were offered in a separate prospectus. Class AAA shares are being shown as they are the oldest class.